Intangible Assets - Schedule of Intangibles Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 1,570,964	$ 1,562,654
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,828,024	1,751,814	$ 1,614,475
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(257,060)	(189,160)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 151,840	$ 113,355
Computer software [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 Years	6 Years
Remaining amortization years	3 years	5 years
Net balance	$ 263,179	$ 203,080	87,324
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(111,339)	(89,725)
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 12,614	$ 16,663
IT projects and licenses [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	6 Years	6 Years
Remaining amortization years	2 years	5 years
Net balance	$ 42,601	$ 42,474	21,300
IT projects and licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(29,987)	(25,811)
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,406,016	1,431,990
Assets generated in business combination [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,518,599	1,502,615	1,505,034
Assets generated in business combination [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(112,583)	(70,625)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	1,135,392	1,126,663
Goodwill [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 1,135,392	$ 1,126,663	1,145,308
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 Years	10 Years
Remaining amortization years	8 years	9 years
Net balance	$ 37,002	$ 42,106
Trademark [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	51,432	51,417	47,209
Trademark [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (14,430)	$ (9,311)
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	12 Years	12 Years
Remaining amortization years	10 years	11 years
Net balance	$ 69,259	$ 76,038
Customer relationship [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	93,591	91,046	89,827
Customer relationship [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (24,332)	$ (15,008)
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	9 Years	9 Years
Remaining amortization years	7 years	8 years
Net balance	$ 164,363	$ 187,183
Core deposit [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	238,184	233,489	222,690
Core deposit [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	(73,821)	(46,306)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ 494	$ 646
Other intangible assets [member] | Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life years	10 Years	10 Years
Remaining amortization years	1 year	1 year
Net balance	$ 3,645	$ 3,645	$ 817
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Net balance	$ (3,151)	$ (2,999)